Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model	6 Months Ended		12 Months Ended
	Jun. 30, 2024 $ / shares	Jun. 30, 2023 ₪ / shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares
Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model [Line Items]
Risk-free interest rate		4.75%	4.75%		0.10%
Expected option term (in years)		10 years	10 years
Expected price volatility		76.00%	76.00%
Fair value of an ordinary share (in New Shekels per share)		₪ 32.6	₪ 32.6
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model [Line Items]
Risk-free interest rate	3.92%			0.10%
Expected option term (in years)	3 years			2 years	2 years
Expected price volatility	96.00%			66.00%	75.00%
Fair value of an ordinary share (in New Shekels per share) | (per share)	$ 2.17			₪ 82.7	₪ 98.1
Maximum [Member]
Equity (Details) - Schedule of Fair Value of Option Grants was Estimated Using the Black-Scholes Pricing Model [Line Items]
Risk-free interest rate	4.40%			2.00%
Expected option term (in years)	5 years			10 years	10 years
Expected price volatility	103.00%			82.00%	91.00%
Fair value of an ordinary share (in New Shekels per share) | (per share)	$ 6.1			₪ 159.7	₪ 128.5